Debt instruments (Detail Textual) - USD ($)		12 Months Ended
	Jun. 14, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity		$ 3,029,565,000	$ 3,063,627,000	$ 3,047,213,000	$ 3,389,236,000
Finance costs		38,456,000	34,623,000	$ 31,580,000
Minera Yanacocha SRL and subsidiary [Member]
Number of shares issued	63,922,565
Name of subsidiary	MYSRL
Equity	$ 6,216,000	$ 583,723,000	$ 659,115,000		$ 2,228,825,000
Finance costs	735,000
Subsidiary Sale Of Stock Value	47,911,000
Escrow Deposits	48,127,000
Fair Value of Subsidiary Sale of Stock	41,695,000
Subsidiary Sale of Stock Outstanding Amount	$ 42,430,000
Sumitomo [Member] | Minera Yanacocha SRL and subsidiary [Member]
Proportion of ownership interest in subsidiary	5.00%
Newmont [Member] | Minera Yanacocha SRL and subsidiary [Member]
Proportion of ownership interest in subsidiary	51.35%
Buenaventura [Member] | Minera Yanacocha SRL and subsidiary [Member]
Proportion of ownership interest in subsidiary	43.65%